Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Consolidated VIEs without recourse to eLong, Inc. [Member] USD ($)	Dec. 31, 2012 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2011 Consolidated VIEs without recourse to eLong, Inc. [Member] CNY	Dec. 31, 2012 Series A preferred shares [Member] CNY	Dec. 31, 2011 Series A preferred shares [Member] CNY	Dec. 31, 2012 Series B preferred shares [Member] CNY	Dec. 31, 2011 Series B preferred shares [Member] CNY	Dec. 31, 2012 Ordinary shares [Member] CNY	Dec. 31, 2011 Ordinary shares [Member] CNY	Dec. 31, 2012 High-vote ordinary shares [Member] CNY	Dec. 31, 2011 High-vote ordinary shares [Member] CNY
Accounts payable	$ 19,132,852	119,199,583	60,898,752	$ 9,094,418	56,659,132	22,667,973
Income taxes payable				254,361	1,584,694	1,202,627
Amounts due to related parties	14,387,332	89,634,516	2,624,452	169,162	1,053,898	1,152,695
Deferred revenue	1,636,674	10,196,640	20,880,415
Accrued expenses and other current liabilities				6,811,836	42,438,420	44,294,252
Other liabilities	$ 174,249	1,085,590	1,535,790	$ 13,738	85,590	49,259
Preferred shares, par value per share							0.01	0.01	0.01	0.01
Preferred shares, authorized							8,205,602	8,205,620	50,000,000	50,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value per share											0.01	0.01	0.01	0.01
Ordinary shares, authorized shares											150,000,000	150,000,000	50,000,000	50,000,000
Ordinary shares, issued shares											39,656,088	38,954,340	33,589,204	33,589,204
Ordinary shares, outstanding shares											35,335,892	34,950,610	33,589,204	33,589,204
Treasury stock, shares	2,535,474	2,535,474	2,920,756